CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 57,730	$ 68,153
Restricted cash, current portion	2,824	14,717
Accounts receivable, net	7,904	8,038
Inventories	11,665	14,496
Prepaid expenses	713	819
Due from related parties	10,597	14,459
Other current assets	11,640	6,184
Total current assets	103,073	126,866
Fixed assets, net	3,624,338	3,842,617
Deferred charges, net	55,275	67,949
Other non-current assets	68,506	29,120
Total non-current assets	3,748,119	3,939,686
Total assets	3,851,192	4,066,552
CURRENT LIABILITIES
Accounts payable	12,510	13,124
Accrued liabilities	24,705	30,911
Current portion of long-term debt	178,116	146,462
Current portion of vendor financing	46,530	57,388
Unearned revenue	13,719	7,305
Other current liabilities	52,502	114,698
Total current liabilities	328,082	369,888
LONG-TERM LIABILITIES
Long-term debt, net of current portion	2,773,004	2,965,641
Vendor financing, net of current portion	17,837	64,367
Unearned revenue, net of current portion	30,412
Other long-term liabilities	13,708	68,180
Total long-term liabilities	2,834,961	3,098,188
Total liabilities	3,163,043	3,468,076
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2014 and 2013)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2014 and 2013. 109,669,429 and 109,653,363 issued and outstanding as of December 31, 2014 and 2013, respectively)	1,097	1,097
Additional paid-in capital	546,735	546,097
Accumulated other comprehensive loss	(139,742)	(232,697)
Retained earnings	280,059	283,979
Total stockholders' equity	688,149	598,476
Total liabilities and stockholders' equity	$ 3,851,192	$ 4,066,552